Income Taxes - Provision for Income Taxes from Continuing Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Current
Canadian	$ (3)	$ (10)	$ (153)
Foreign	(33)	38	21
Deferred
Canadian	0	(35)	39
Foreign	34	(67)	12
Provision for (recovery of) income taxes	$ (2)	$ (74)	$ (81)